CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends paid, ordinary shares per share	$ 3,536	$ 3,536	$ 3,120
FCP Fondo Inmobiliario Colombia
Percentage of investment in private equity fund		80.47%
Common shares
Number of shares outstanding	509,704,584	509,704,584	509,704,584
Preferred shares
Number of shares outstanding	452,122,416	452,122,416	452,122,416